Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Interests In Other Entities [Abstract]
Schedule of Changes in Investments Accounted for with Equity Method

			Functional	Ownership Interest	Balance as of 1-1-2019	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Increase (Decrease)	Balance as of 12-31-2019
Changes in Investments in Associates	Relationship	Country	Currency	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,052,983	(254,132)	(1,518,880)	130,235	—	1,410,206
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	9,473,711	695,437	(4,069,920)	—	—	6,099,228
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.08%	300,198	104,335	—	(95,726)	93,101	401,908
				TOTAL	12,826,892	545,640	(5,588,800)	34,509	93,101	7,911,342

			Functional	Ownership Interest	Balance as of 1-1-2018	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Increase (Decrease)	Balance as of 12-31-2018
Changes in Investments in Associates	Relationship	Country	Currency	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,783,316	805,972	(1,884,140)	347,835	—	3,052,983
Centrales Hidroeléctricas de Aysén S.A. (*)	Joint venture	Chile	Chilean peso	51.00%	4,205,233	1,734,508	—	—	(5,939,741)	—
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	8,818,759	654,952	—	—	—	9,473,711
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.08%	105,146	86,021	—	(108,069)	217,100	300,198
				TOTAL	16,912,454	3,281,453	(1,884,140)	239,766	(5,722,641)	12,826,892

(*)  See Note 14.b

Schedule of Stand-Alone Financial Statement of Liquidation

CENTRALES HIDROELECTRICAS DE AYSEN S.A.		Liquidation Balance	Recognized by Enel Generation (51%)

		09-07-2018	09-07-2018
ASSETS		ThCh$	ThCh$

CURRENT ASSETS

	Cash and cash equivalents	72,339	36,892
	Trade and other current receivables	56,021	28,571
	TOTAL CURRENT ASSETS	128,360	65,463

NON-CURRENT ASSETS

	Property, plant and equipment	11,603,281	5,917,673
	TOTAL NON-CURRENT ASSETS	11,603,281	5,917,673

	TOTAL ASSETS	11,731,641	5,983,136

		09-07-2018	09-07-2018
CURRENT LIABILITIES		ThCh$	ThCh$

	Other current provisions	83,403	42,535
	TOTAL CURRENT LIABILITIES	83,403	42,535

EQUITY

	Issued capital	188,855,665	96,316,389
	Retained earnings	(177,207,427)	(90,375,788)
	TOTAL EQUITY	11,648,238	5,940,601

TOTAL LIABILITIES AND EQUITY		11,731,641	5,983,136

Summary of Financial Information from Financial Statements of Investments in Associates

As of and for the year ended December 31, 2019
Other
Investments with	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
Significant Influence	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	67,419,256	1,615,973,312	161,197,047	1,517,964,903	582,441,735	(583,204,131)	(762,396)	389,843	(372,553)

As of and for the year ended December 31, 2018
Other
	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Investments with	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
Significant Influence	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	75,571,058	267,884	66,679,077	—	707,597,382	(705,179,225)	2,418,157	1,043,609	3,461,766

Schedule of Additional Financial Information on Investments in Joint Ventures

	Centrales Hidroeléctricas de Aysén S.A.		Transmisora Eléctrica de Quillota Ltda.
	51.00%	51.00%	50.00%	50.00%
	12-31-2019 (*)	12-31-2018	12-31-2019	12-31-2018
Investments in Joint Ventures	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	—	—	3,346,667	9,360,553
Total non-current assets	—	—	10,834,220	11,530,788
Total current liabilities	—	—	365,640	235,264
Total non-current liabilities	—	—	1,616,791	1,708,660
Cash and cash equivalents	—	—	2,403,904	8,185,391

Revenues	—	—	3,191,566	3,003,757
Depreciation and amortization expense	—	—	(782,800)	(784,364)
Other fixed operating expenses	—	(125,697)	(768,866)	(758,607)
Interest income	—	—	152,370	187,601
Other income	—	3,526,179	6,087	11,364
Income tax expense	—	—	(407,478)	(349,848)
Profit (loss)	—	3,400,997	1,390,879	1,309,903
Comprehensive income (loss)	—	3,400,997	1,390,879	1,309,903

(*)  See Note 14.b.